PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	2022	2021
Deferred Tax Assets:
Net operating loss carryforward	$7,120,000	$6,670,000

Total deferred tax assets	1,500,000	1,400,000

Valuation allowance	(1,500,000)	(1,400,000)

Deferred tax asset, net of valuation allowance	$—	$—

SCHEDULE OF EFFECTIVE TAX RATE

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

Tax benefit at federal statutory rate	(21.0)%	(21.0)%
Valuation allowance	21.0%	21.0%
Effective Rate	0.0%	0.0%